Supplement dated March 9, 2021
to the Statement of Additional Information (SAI), dated March 1, 2021, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia Bond Fund
Columbia Dividend Income Fund
Columbia Large Cap Growth Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Multisector Bond SMA Completion Portfolio
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2020, unless otherwise noted
Bond Fund	Gene Tannuzzo	8 RICs 1 PIV 83 other accounts	$13.30 billion $84.86 million $1.55 billion	None	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 9 PIVs 5 other accounts	$18.62 billion $13.57 billion $3.30 million	None	None
	Alexandre (Alex) Christensen(e)	6 other accounts	$0.22 million	None	None
Total Return Bond Fund	Gene Tannuzzo	8 RICs 1 PIV 83 other accounts	$11.60 billion $84.86 million $1.55 billion	None	$100,001 – $500,000(a)	Columbia Management	Columbia Management
	Jason Callan	14 RICs 9 PIVs 5 other accounts	$16.93 billion $13.57 billion $3.30 million	None	None
	Alexandre (Alex) Christensen(e)	6 other accounts	$0.22 million	None	$10,001 – $50,000(a)
For Funds with fiscal year ending May 31 – Information is as of May 31, 2020, unless otherwise noted
Dividend Income Fund	Michael Barclay	3 RICs 1 PIV 84 other accounts	$1.16 billion $159.54 million $1.97 billion	None	$500,001 – $1,000,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Scott Davis	1 RIC 1 PIV 87 other accounts	$1.16 billion $159.54 million $1.98 billion	None	$100,001 – $500,000(a) $500,001 – $1,000,000(b)
SUP910_00_031_(03/21)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending July 31 – Information is as of July 31, 2020, unless otherwise noted
Large Cap Growth Fund	Melda Mergen	6 RICs 16 other accounts	$5.34 billion $641.24 million	None	$1 – $10,000(a)	Columbia Management	Columbia Management
	Tiffany Wade(e)	3 RICs 9 other accounts	$3.8 billion $565.0 million	None	$1 – $10,000(b)
For Funds with fiscal year ending August 31 – Information is as of August 31, 2020, unless otherwise noted
Multisector Bond SMA Completion Portfolio	Gene Tannuzzo	8 RICs 1 PIV 89 other accounts	$15.12 billion $96.03 million $1.76 billion	None	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 9 PIVs 5 other accounts	$20.54 billion $12.23 billion $4.24 million	None	None
	Alexandre (Alex) Christensen(e)	6 other accounts	$0.22 million	None	None
Strategic Income Fund	Jason Callan	14 RICs 9 PIVs 5 other accounts	$15.26 billion $12.23 billion $4.24 million	None	None	Columbia Management	Columbia Management
	Gene Tannuzzo	8 RICs 1 PIV 89 other accounts	$9.85 billion $96.03 million $1.76 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	Alexandre (Alex) Christensen(e)	6 other accounts	$0.22 million	None	$1 – $10,000(a) $10,001 – $50,000(b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a) Excludes any notional investments.
(b) Notional investments through a deferred compensation account.
(e) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_031_(03/21)
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